CONSOLIDATED STATEMENT OF CHANGES IN TOTAL EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Offering costs from follow-on public offering	$ 8,164	$ 222	$ 18,498
Percentage of noncontrolling interest acquired		49.00%